UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

5525 NW Fisher Creek Drive
Camas, Washington 98607

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

Purisima Total Return Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Number of Shares		Value

COMMON STOCKS: 87.61%
Belgium: 1.82%
40,500	Anheuser-busch InBev SA/NV	$5,218,256

China: 0.27%
330	Alibaba Group Holding Ltd. - ADR (a)	27,746
445	Baidu.com - ADR (a)	96,997
93,025	Bank Of China Ltd.	41,273
32,000	Beijing Capital International Airport Co. Ltd.	35,700
34,000	Brilliance China Automotive Holdings Ltd.	43,238
60,400	China Construction Bank Corp.	41,521
2,500	China Mobile Ltd.	28,407
12,200	China Pacific Insurance Group Co. Ltd.	50,194
20,500	CITIC Securities Co. Ltd.	47,010
845	Ctrip.com International Ltd. - ADR (a)	90,423
3,800	Hengan International Group Co. Ltd.	38,179
48,000	Industrial & Commercial Bank of China	29,035
38,000	Lenovo Group Ltd.	40,189
11,000	Ping An Insurance Group Co.	60,225
5,950	Tencent Holdings Ltd.	118,410
		788,547
Denmark: 2.28%
30,200	Novo Nordisk A/S - ADR	1,660,094
88,875	Novo Nordisk A/S - Class B	4,896,209
		6,556,303
France: 3.43%
14,935	L'Oreal SA	2,644,648
18,650	L'Oreal SA - ADR	660,583
13,525	LVMH Moet Hennessy Louis Vuitton SA	2,268,504
48,080	Sanofi	4,286,398
		9,860,133
Germany: 6.76%
21,300	BASF SE	1,762,998
48,825	Bayer AG	6,515,296
55,550	Daimler AG	4,972,901
42,615	SAP AG	3,358,394
27,325	Siemens AG	2,833,315
		19,442,904
Hong Kong: 0.07%
8,650	AIA Group Ltd.	51,654
3,000	Cheung Kong Property Holdings Ltd.	19,559
3,000	CK Hutchison Holdings Ltd.	39,350
2,100	Hong Kong Exchanges and Clearing Ltd.	54,711
12,000	Sands China Ltd.	40,550
		205,824
India: 0.13%
5,935	Cipla Ltd. - GDR	57,461
1,550	Dr. Reddy's Laboratories Ltd. - ADR	72,602
1,770	HDFC Bank Ltd. - ADR	102,872
3,090	Infosys Ltd. - ADR	51,541
385	Reliance Industries Ltd. - GDR	10,992

7,210	Tata Global Beverages Ltd. - GDR	14,918
1,805	Tata Motors Ltd. - ADR (a)	56,984
		367,370
Indonesia: 0.04%
34,800	Bank Mandiri Persero Tbk PT	21,381
13,700	Bank Negara Indonesia Persero Tbk PT	4,723
42,100	Bank Rakyat Indonesia Persero Tbk PT	32,788
26,400	Jasa Marga Persero Tbk PT	8,587
18,600	Semen Indonesia Persero Tbk PT	14,284
89,600	Telekomunikasi Indonesia Persero Tbk PT	18,976
10,100	Unilever Indonesia Tbk PT	26,829
		127,568
Malaysia: 0.00%
7,900	CIMB Group Holdings BHD	8,337

Philippines: 0.01%
11,724	Metropolitan Bank & Trust Co.	20,021
1,150	SM Investments Corp.	20,614
		40,635
Singapore: 0.02%
5,000	DBS Group Holdings Ltd.	58,488

South Korea: 0.17%
65	Amorepacific Corp.	22,648
150	Hyundai Heavy Industries Co. Ltd.	11,735
140	Hyundai Mobis	30,163
280	Hyundai Motor Co.	35,663
940	KB Financial Group, Inc.	28,613
70	LG Chem Ltd.	19,222
112	NAVER Corp.	61,027
105	Samsung Electronics Co. Ltd.	116,420
405	Samsung Life Insurance Co. Ltd.	36,022
920	Shinhan Financial Group Co. Ltd.	32,929
2,535	SK Hynix, Inc.	69,173
125	SK Innovation Co. Ltd.	13,762
		477,377
Switzerland: 3.31%
65,550	Novartis AG	5,603,462
14,000	Roche Holding AG	3,748,846
8,025	UBS Group AG	153,759
		9,506,067
Taiwan: 0.12%
8,269	Advanced Semiconductor Engineering, Inc. - ADR	44,570
24,662	CTBC Financial Holding Co. Ltd.	12,920
24,247	Fubon Financial Holdings Co. Ltd.	38,626
30,317	Hon Hai Precision Industry Co. Ltd.	78,016
2,000	MediaTek, Inc.	15,961
50,000	Mega Financial Holding Co. Ltd.	34,465
24,800	Taiwan Semiconductor Manufacturing Co. Ltd.	105,606
		330,164
Thailand: 0.03%
4,500	Advanced Info Service PCL	25,049
3,950	Bangkok Bank PCL	18,461
72,000	Bangkok Dusit Medical Services PCL	40,781
		84,291
United Kingdom: 4.58%
81,020	GlaxoSmithKline PLC - ADR	3,282,120
565,700	HSBC Holdings PLC	4,511,321

4,892,441	Lloyds Banking Group PLC	5,376,033
		13,169,474
United States: 64.57%
7,315	Alphabet, Inc. - Class A (a)	5,580,248
4,928	Alphabet, Inc. - Class C (a)	3,659,533
19,415	Amazon.com, Inc. (a)	12,907,092
83,430	American Express Co.	5,976,925
92,000	Apple, Inc.	10,883,600
294,950	Bank Of America Corp.	5,140,978
44,450	Berkshire Hathaway, Inc. - Class B (a)	5,960,300
6,500	BlackRock, Inc.	2,364,180
23,800	Chevron Corp.	2,173,416
95,640	Cisco Systems, Inc.	2,606,190
100,900	Citigroup, Inc.	5,457,681
85,050	Comcast Corp. - Class A	5,176,143
32,700	Exxon Mobil Corp.	2,670,282
251,120	General Electric Co.	7,518,533
136,545	Intel Corp.	4,747,670
86,210	Johnson & Johnson	8,727,900
116,135	JPMorgan Chase & Co.	7,743,882
42,900	Merck & Co., Inc.	2,274,129
140,795	Microsoft Corp.	7,652,208
66,175	Morgan Stanley	2,269,802
76,250	Oracle Corp.	2,971,462
38,150	PepsiCo, Inc.	3,821,104
269,530	Pfizer, Inc.	8,832,498
59,765	Procter & Gamble Co.	4,472,813
84,475	Qualcomm, Inc.	4,121,535
33,230	Schlumberger Ltd.	2,563,695
6,100	The Boeing Co.	887,245
67,595	The Coca-Cola Co.	2,880,899
11,200	The Goldman Sachs Group, Inc.	2,128,224
66,975	The Home Depot, Inc.	8,966,613
68,375	The Walt Disney Co.	7,758,511
63,630	United Technologies Corp.	6,111,662
129,520	Visa, Inc. - Class A	10,233,375
152,885	Wells Fargo & Co.	8,423,964
		185,664,292
TOTAL COMMON STOCKS
(Cost $176,594,697)		$251,906,030

EXCHANGE-TRADED NOTES: 11.33%
Germany: 1.20%
30,000	DB FI Enhanced Global High Yield (a)	3,457,320

Switzerland: 2.77%
54,200	Credit Suisse FI Enhanced Europe 50 (a)	5,685,038
17,800	Credit Suisse FI Large Cap Growth Enhanced (a)	2,270,568
		7,955,606
United Kingdom: 7.36%
23,625	Barclays + FI Enhanced Europe 50 (a)	2,393,921
83,650	Barclays + FI Enhanced Global High Yield (a)	9,547,811
72,600	UBS AG FI Enhanced Large Cap Growth (a)	9,235,156
		21,176,888
TOTAL EXCHANGE-TRADED NOTES
(Cost $28,319,863)		$32,589,814

RIGHTS: 0.00%

Taiwan: 0.00%
4,059	Mega Financial Holding Co. Ltd. (a)	185

TOTAL RIGHTS
(Cost $334)	$185

TOTAL INVESTMENTS: 98.94%
(Cost $204,914,894)	284,496,029
Other Assets in Excess of Liabilities: 1.06%	3,041,712
TOTAL NET ASSETS: 100.0%	$287,537,741

ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(a) Non-Income Producing.

At November 30, 2015, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$204,914,894
Gross unrealized appreciation	82,889,585
Gross unrealized depreciation	(3,308,450)
Net unrealized appreciation	$79,581,135

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Purisima All-Purpose Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS: 64.29%
$30,000	0.11%, 3/3/2016	$29,984

	TOTAL U.S. TREASURY BILLS
	(Cost $29,983)	29,984

Number of Shares		Value
	MUTUAL FUNDS: 13.48%
6,290	SEI Daily Income Trust Government Fund	6,290

	TOTAL MUTUAL FUNDS
	(Cost $6,290)	6,290

	TOTAL INVESTMENTS: 77.77%
	(Cost $36,273)	36,274

	Other Assets in Excess of Liabilities: 22.23%	10,366

	TOTAL NET ASSETS: 100.00%	$46,640

At November 30, 2015, the aggregate unrealized appreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes		$36,273
Gross unrealized appreciation		1
Net unrealized appreciation		$1

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Security Valuation - Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. If on a particular day an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund’s net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital
Market will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Securities traded on an exchange for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the
Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of inputs used to value the Funds' securities as of November 30, 2015:

Purisima Total Return Fund

Description	Level 1	Level 2		Level 3	Total
Equity
Common Stocks	$251,767,821	$138,209		$-	$251,906,030
Exchanged-Traded Notes	32,589,814	-		-	32,589,814
Rights	-	185		-	185
Total Equity	284,357,635	138,394		-	284,496,029
Total Investments in Securities	$284,357,635	$138,394	*	$-	$284,496,029

Purisima All-Purpose Fund

Description	Level 1	Level 2		Level 3	Total
Fixed Income
U.S. Treasury Bills	$-	$29,984		$-	$29,984
Total Fixed Income	-	29,984		-	29,984
Short-Term Investments	6,290	-		-	6,290
Total Investments in Securities	$6,290	$29,984		$-	$36,274

* Level 2 securities consist of Indian, Thai and Taiwan securities in the amounts of $72,379, $65,830 and $185, respectively.

There were no transfers between Levels 1 and 2 during the period as compared to their classification in the previous annual report. The Fund did not hold any Level 3 securities during the quarter ended November 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By        /s/Kenneth L. Fisher
             Kenneth L. Fisher, President

Date    1/14/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/Kenneth L. Fisher
              Kenneth L. Fisher, President

Date     1/14/2016

By        /s/Katherine Taylor
              Katherine Taylor, Treasurer

Date    1/14/2016